Document And Entity Information	Nov. 15, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	GOGO INC.
Entity Central Index Key	0001537054
Entity Emerging Growth Company	false
Entity File Number	001-35975
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-1650905
Entity Address, Address Line One	111 North Canal St., Suite 1400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	303-
Local Phone Number	301-3271
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Preferred Stock Purchase Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	GOGO
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GOGO
Security Exchange Name	NASDAQ